UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of comprehensive income [abstract]
Net loss for the period	€ (48,468)	€ (52,370)
Items that will not be reclassified to profit or loss	29	40
Actuarial gains and losses on retirement benefit obligations	29	40
Items that are or may be reclassified subsequently to profit or loss	(280)	211
Foreign currency translation differences	(280)	211
Other comprehensive income (loss)	(252)	250
Total comprehensive income (loss) for the period	€ (48,720)	€ (52,119)